DEFERRED INCOME TAXES - Continuity of the Net Deferred Income Tax Asset (Liability) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	CAD 118.4	CAD 25.0
Recognized in profit or loss	223.8	93.4
Ending balance	342.2	118.4
PP&E and E&E assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(411.0)	(405.3)
Recognized in profit or loss	278.7	(5.7)
Ending balance	(132.3)	(411.0)
Non-capital losses and financing charges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	325.9	328.7
Recognized in profit or loss	73.7	(2.8)
Ending balance	399.6	325.9
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	176.6	190.2
Recognized in profit or loss	(112.5)	(13.6)
Ending balance	64.1	176.6
Risk management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	14.6	(99.8)
Recognized in profit or loss	(3.8)	114.4
Ending balance	10.8	14.6
Long term debt
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	12.1	10.8
Recognized in profit or loss	(12.1)	1.3
Ending balance	0.0	12.1
Convertible debentures
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0.2	0.2
Recognized in profit or loss	(0.2)	0.0
Ending balance	0.0	0.2
Share issue costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0.0	0.2
Recognized in profit or loss		(0.2)
Ending balance	CAD 0.0	CAD 0.0